Financial Instruments at Fair Value Through Profit or Loss - Summary of Financial Instruments at Fair Value through Profit or Loss (Detail) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets-noncurrent
Non-derivatives	$ 1,211	$ 1,005
Forward exchange contracts [Member]
Financial assets-current
Derivatives (not designated for hedge)	3	0
Financial liabilities-current
Derivatives (not designated for hedge)	0	0
Non listed stocks domestic [Member]
Financial assets-noncurrent
Non-derivatives	615	629
Non listed stocks foreign [Member]
Financial assets-noncurrent
Non-derivatives	26	32
Limited partnership - domestic [Member]
Financial assets-noncurrent
Non-derivatives	500	307
Other investing agreements [Member]
Financial assets-noncurrent
Non-derivatives	$ 70	$ 37